INTANGIBLE ASSETS (Tables)	3 Months Ended
Mar. 31, 2025
Disclosure of detailed information about intangible assets [abstract]
SCHEDULE OF PATENTS INCLUDE THE FAIR VALUE ATTRIBUTED TO THE PATENTS UPON THE ACQUISITION

	Software	Patent applications and technological know how	Total
Cost
Balance, December 31, 2023	$81,238	$33,463,103	$33,544,341
Additions	-	-	-
Impairments	-	(8,200,336)	(8,200,336)
Translation differences	-	-	-

Balance, December 31, 2024	81,238	25,262,767	25,344,005
Additions	-	-	-
Translation differences	-	-	-
Balance, March 31, 2025	$81,238	25,262,767	$25,344,005

Accumulated depreciation
Balance, December 31, 2023	$81,238	-	$81,238
Depreciation	-	-	-
Translation differences	-	-	-
Balance, December 31, 2024	81,238	-	81,238
Depreciation	-	-	-
Balance, March 31, 2025	$81,238	-	$81,238

Net book value
At December 31, 2024	$-	25,262,767	$25,262,767
At March 31, 2025	$-	25,262,767	$25,262,767